Taxes on Income	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Taxes on Income

Note 15 – Taxes on Income:

A.	Tax rates applicable to the Company

The corporate tax rate has been 23% since 2018.

B.	Carryforward tax losses and other temporary differences

The Company has business losses and capital losses for tax purposes which are carried forward to future years and which amount to, as of December 31, 2025, a total of approximately NIS 201,054 thousand.

C.	Deferred taxes

The Company recorded deferred tax in the amount of NIS 46,243 thousand in respect of the balance of carryforward loss in the amount of NIS 201,054 thousand.

(1)	Recognized deferred tax assets and liabilities

Deferred taxes are calculated according to the tax rate anticipated to be in effect on the date of reversal as stated above.

The movement in deferred tax assets and liabilities is attributable to the following items:

Balance of deferred tax asset	38,365
as at January 1, 2025
Changes recognized in biological assets	1,142
Changes recognized in carryforward tax losses	12,489
Other changes	(40)
Changes recognized in provision for ECL	5,488
Changes recognized in other receivables due to the tax authorities	(11,455)
Balance of deferred tax asset as at December 31, 2025	45,989

D.	Taxes on income which are included in the statements of profit or loss.

For the year ended December 31

	2025	2024	2023
	NIS in thousands	NIS in thousands	NIS in thousands
Current tax expense (income)	305	(846)	6,294
Deferred tax (income)	(7,624)	(13,684)	(4,046)

Tax expense (benefit)	(7,319)	(14,530)	2,248

Intercure Ltd.
Notes to the Consolidated Financial Statements

Note 15 – Taxes on Income: (Cont.)

E.	A reconciliation between the theoretical tax on the earnings before income and the tax expenses for the year ended December 31

	2025	2024	2023
	NIS in thousands
Loss before taxes on income	44,103	87,323	61,285
tax rate	23%	23%	23%

Total tax benefit (expense) at applicable tax rate	10,144	20,084	14,096
Nondeductible expenses	(609)	(916)	(482)
Nondeductible Share-based payment	(559)	(525)	(596)
Change in temporary differences for which deferred taxes are not recognized	(1,586)	(2,199)	529
Impairment losses on goodwill	-	-	(14,513)
Other differences	(71)	(1,914)	(1,282)
Total tax benefit at applicable tax rate	7,319	14,530	(2,248)